UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Allan C. Teh             NEW YORK, NY              05/6/05
 ------------------------     --------------------      ---------------
         [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   31
                                               -------------

Form 13F Information Table Value Total:             $165,736
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.                  Form 13F File Number                    Name



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                                                      Form 13F INFORMATION TABLE

----------------------------   -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
----------------------------   -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
 COMCAST HOLDING CORP           ZONES CV2% PCS    200300507   4125     100000   SH         SOLE      0           100000   0      0
 CELL THERAPEUTICS              NOTE 5.750% 6/1   150934AC1    897    1150000   SH         SOLE      0          1150000   0      0
 HUMAN GENOME SCIENCES INC      NOTE 5.000% 2/0   444903AF5   1470    1500000   SH         SOLE      0          1500000   0      0
 CIENA CORP                     NOTE 3.750% 2/0   171779AA9   1720    2000000   SH         SOLE      0          2000000   0      0
 GREATER BAY BANCORP            NOTE 3/2          391648AP7   2155    2500000   SH         SOLE      0          2500000   0      0
 ATMEL CORP                     SDCV 5/2          049513AE4   1159    2500000   SH         SOLE      0          2500000   0      0
 APOGENT TECHNOLOGIES INC       DBCV 12/1         03760AAK7   3527    3000000   SH         SOLE      0          3000000   0      0
 E TRADE FINANCIAL CORP         NOTE 6.000% 2/0   269246AB0   3557    3500000   SH         SOLE      0          3500000   0      0
 NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1   65332VAY9   3483    3500000   SH         SOLE      0          3500000   0      0
 INHALE THERAPEUTIC SYS INC     NOTE 3.500%10/1   457191AH7   3856    4000000   SH         SOLE      0          4000000   0      0
 MEDTRONIC INC                  DBCV 1.250% 9/1   585055AD8   4998    5000000   SH         SOLE      0          5000000   0      0
 FOUR SEASONS HOTEL INC         NOTE 1.875% 7/3   35100EAE4   7965    7000000   SH         SOLE      0          7000000   0      0
 CONEXANT SYSTEM INC            NOTE 4.250% 5/0   207142AB6   6878    7091000   SH         SOLE      0          7091000   0      0
 ICOS CORP                      NOTE 2.000% 7/0   449295AB0   7927   10000000   SH         SOLE      0         10000000   0      0
 ABGENIX INC                    NOTE 3.500% 3/1   00339BAB3   9650   10000000   SH         SOLE      0         10000000   0      0
 WEBMD CORP                     NOTE 1.750% 6/1   94769MAE5   8333   10000000   SH         SOLE      0         10000000   0      0
 CELL THERAPEUTICS INC          NOTE 4.000% 7/0   150934AF4   7763   10350000   SH         SOLE      0         10350000   0      0
 ROYAL CARIBBEAN CRUISES LTD    NOTE 2/0          780153AK8  11866   22500000   SH         SOLE      0         22500000   0      0
 DIGITAL RIV INC                COM               25388B104    742      23800   SH         SOLE      0            23800   0      0
 GENCORP INC                    COM               368682100    726      36300   SH         SOLE      0            36300   0      0
 REEBOK INTL LTD                COM               758110100   2078      46900   SH         SOLE      0            46900   0      0
 MEDICORE INC                   COM               584931109    558      47500   SH         SOLE      0            47500   0      0
 LEVEL 3 COMMUNICATIONS INC     COM               52729N100    161      78112   SH         SOLE      0            78112   0      0
 NOVELL INC                     COM               670006105    619     103931   SH         SOLE      0           103931   0      0
 CYPRESS SEMICONDUCTOR CORP     COM               232806109   2433     193100   SH         SOLE      0           193100   0      0
 JAMES RIVER COAL CO)           COM NEW           470355207   9728     253652   SH         SOLE      0           253652   0      0
 CENDANT CORP                   COM               151313103   8914     434000   SH         SOLE      0           434000   0      0
 SPRINT CORP                    COM FON           852061100  11150     490100   SH         SOLE      0           490100   0      0
 GASCO ENERGY INC               COM               367220100   1957     645897   SH         SOLE      0           645897   0      0
 KEY ENERGY SVCS INC            COM               492914106   9299     810700   SH         SOLE      0           810700   0      0
 GENERAL MTRS CORP              DEB SR CV C 33    370442717  26042    1250000   SH         SOLE      0          1250000   0     0

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